DERIVATIVE INSTRUMENTS - Cash flow hedging relationship on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive income from derivatives before reclassifications	$ 1,538	$ 3,445	$ 535
Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	2,138	$ 2,126	$ 291
Operating expense (income) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations		“Operating expenses (income)”	“Operating expenses (income)”
Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	(2,138)		$ (2,126)
AOCI
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations		“Other comprehensive income (loss)”	“Other comprehensive income (loss)”
Comprehensive income from derivatives before reclassifications	$ 1,538		$ 3,445